Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of the Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of March 31, 2025
Assets:
Treasury Trust Funds held in Trust Account	$16,311,760	$—	$—
Liabilities:
As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	16,053,202	$—	$—

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	$16,053,202	$—	$—

As of December 31, 2023
Assets:
Treasury Trust Funds held in Trust Account	$51,976,918	$—	$—

Summary of fair value, liabilities measured on recurring basis
The following table sets forth a level 3 rollforward for the three months ended March 31, 2025:

Three months ended March 31, 2025
Balance – December 31, 2024	$—
Issuance of 3 rd A&R WC Promissory Note	4,715,000

Balance – March 31, 2025	$4,715,000